Borrowings, Components of Borrowings (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Jun. 30, 2022
Current liabilities [Abstract]
Current liabilities	$ 110,718	$ 60,484
Non-current liabilities [Abstract]
Non-current liabilities	1,261	47,803
Liabilities	111,979	108,287
Mining Hardware Finance [Member]
Current liabilities [Abstract]
Current borrowings before capitalized borrowing costs	103,398	61,988
Capitalized borrowing costs, current	(1,546)	(1,774)
Non-current liabilities [Abstract]
Non-current borrowings before capitalized borrowing costs	0	47,421
Capitalized borrowing costs, non current	0	(803)
Mining Hardware Finance Accrued Interest [Member]
Current liabilities [Abstract]
Current liabilities	8,738	189
Lease Liability [Member]
Current liabilities [Abstract]
Current liabilities	128	81
Non-current liabilities [Abstract]
Non-current liabilities	$ 1,261	$ 1,185